LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Severance-pay funds, net	$ 13,615	$ 13,317
Long-term interest bearing bank deposit	12,500	12,500
Others	9,830	256
Long-term investments, total	$ 35,945	$ 26,073